Long-Term Debt - 2011 Amended Credit Agreement - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Tranches	Dec. 31, 2014 EUR (€)	Dec. 31, 2012 USD ($)
Credit Facilities [Line Items]
Aggregate principal amount			$ 92,900,000
Maturity date of loan	Dec. 12, 2019
Revolving Credit Facility [Member]
Credit Facilities [Line Items]
Excess amount of letter of credit	$ 4,600,000
2011 Amended Credit Agreement [Member]
Credit Facilities [Line Items]
Number of tranches of term loan | Tranches	2
Aggregate principal amount	$ 1,600,000,000	€ 200.0
Senior secured revolving credit facility	150,000,000
Excess amount of letter of credit	$ 50,000,000
Commitment under revolving credit facility	30.00%
2011 Amended Credit Agreement [Member] | Revolving Credit Facility [Member]
Credit Facilities [Line Items]
Maturity date of loan	Oct. 19, 2016
2011 Amended Credit Agreement [Member] | Term A Loan [Member]
Credit Facilities [Line Items]
Maturity date of loan	Oct. 19, 2016